Accounts Payable and Accrued Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounts Payable and Accrued Expenses [Abstract]
Schedule of Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consisted of the following as of June 30, 2026 and December 31, 2025:

	June 30, 2026	December 31, 2025
Accounts payable	$5,638,883	$1,399,998
Accrued liabilities	1,120,854	933,811
Accrued payroll and payroll tax	2,698,220	2,107,610
Total accounts payable and accrued expenses	$9,457,957	$4,441,419

Accounts payable and accrued expenses consisted of the following as of December 31, 2025 and 2024:

	2025	2024
Accounts payable	$1,399,998	$2,155,842
Accrued liabilities	933,811	584,172
Accrued payroll and payroll tax	2,107,610	3,196,538
Total accounts payable and accrued expenses	$4,441,419	$5,936,553